Semi-Annual Report
April 30, 2001
                                                     [NEUBERGER BERMAN LOGO]



                       NEUBERGER BERMAN
                       INCOME FUNDS-Registered Trademark-








TRUST CLASS SHARES
                                                         Institutional Cash Fund

CONTENTS


                     THE FUND

                     CHAIRMAN'S LETTER                               2

                     PORTFOLIO COMMENTARY/
                       PERFORMANCE HIGHLIGHTS                        4

                     SCHEDULE OF INVESTMENTS                         6

                     FINANCIAL STATEMENTS                           10

                     FINANCIAL HIGHLIGHTS
                       PER SHARE DATA                               17

                     DIRECTORY/OFFICERS AND TRUSTEES                21


The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this report are either service marks or registered trademarks of Neuberger Berman Management Inc.-C- 2001 Neuberger Berman Management Inc.

CHAIRMAN'S LETTER

[PHOTO OF PETER SUNDMAN]


DEAR FELLOW SHAREHOLDER,

In the past six months, the Federal Reserve Board has appeared on the front page of every newspaper in America with surprising regularity. And the news has remained the same: more interest rate cuts. As one might expect in such an environment, the performance of fixed-income investments was largely positive in our reporting period. Rate cuts, coupled with good performance in all major sectors of the bond market, helped drive annualized returns for our Funds to levels between the mid-single digits to low double digits, depending upon each Fund's risk profile. In short, the major buying opportunities of which we wrote a year ago have paid off handsomely -- especially in the corporate, mortgage and high yield arenas.

Fixed income offered a sharp contrast to the equity markets during this period, from which many investors fled. Corporate bonds registered very strong performance, thanks to falling interest rates and attractive yield spreads. Credit concerns continued, but investors who carefully monitored issuers' creditworthiness earned generous returns.

The Federal Reserve Board signaled a major policy shift at its meeting of December 19, 2000. The policy shift was followed by five Federal Reserve rate cuts, lowering short-term interest rates four times, by a total of 250 basis points, to 4.0%. Fed action of this magnitude over such a short time period has not occurred since the months following the 1987 stock market crash.

Before the December Fed meeting, the short end of the yield curve was inverted. By the end of our reporting period, market rates at the short end of the curve had dropped significantly, sharply accentuating yield differences at the short and ten-year ends of the curve. Yields at the ten-year to 30-year end of the curve remained flat throughout the period, paying little premium to those investors who took long term risks.

Mortgage-backed bonds were strong producers, returning 6.1% on an absolute basis during the reporting period, although they underperformed Treasuries on a duration-adjusted basis. Believing that the mortgage-backed bond sector had weathered the worst of recent

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


refinancing fears, we considered the risk/reward tradeoff attractive and maintained significant positions in this sector. We believe that mortgages will continue to do some "heavy lifting" for our Funds through the year-end.

The supply of Treasury bonds continued to decline, prompted by the Federal debt reduction program. It is our opinion that the Treasury buyback has pushed Treasury prices to levels that are unsustainably high, particularly if the budget surplus begins to shrink as we expect. We are therefore using Treasuries as a source of funds in these portfolios, when other, more attractive investment opportunities present themselves.

A little-known but very powerful investment vehicle has arrived on the scene in the form of Treasury Inflation Protected Securities. Introduced only a few years ago, they offer investors the first inflation protection guaranteed by the Federal government. We own TIPS in all appropriate portfolios. We believe they are an attractive value, and like their undervalued corporate and mortgage counterparts, they have paid off handsomely.

The high yield market has been erratic but has strengthened markedly since the Fed began to cut rates in January. Despite rate cuts, however, we maintain our discipline of investing only in the high-quality end of this market. The Fed actions should take at least several more months to stimulate a significant economic recovery. In the meantime, we believe the yields in this sector should reward patient investors even as the economic picture remains unclear. And, our discipline of investing only in the high end of this market should help protect us should an economic recovery be delayed.

Municipal bonds have provided a very profitable alternative to skittish equity investors. Although credit concerns are also an issue in this market, municipal bonds still offer attractive returns, particularly in the short and intermediate areas.

We have always counseled investors to allocate a portion of their assets to fixed income for stability, safety, income and good returns. The last six month period, in particular, has been an extraordinary time for investors in fixed income. They were rewarded on two fronts: They were protected from some of the risk in the equity markets, and they reaped the positive returns of the fixed income sector.

There will continue to be ebbs and flows in the bond market as investors move from equities to fixed income and back again. As of this writing, the Fed has indicated it may cut rates again if economic conditions warrant. We advise those with well-diversified bond portfolios to sit back, relax, and enjoy the ride.



                               /s/ Peter Sundman

                                 PETER SUNDMAN

                             CHAIRMAN OF THE BOARD

                      NEUBERGER BERMAN FIXED INCOME FUNDS

INSTITUTIONAL CASH FUND   Portfolio Commentary
----------------------------------------------


This reporting period was an unusually eventful time in the money markets. Throughout most of 2000, the Federal Reserve Board had maintained an inflation watch with a bias toward raising interest rates. At their December 19 meeting, however, they shifted their bias to staving off economic weakness through interest rate cuts. That continued through April, reversing the shape of the yield curve as short rates dropped 100 to 200 basis points while 30-year bond rates rose modestly. Two surprise rate cuts, in January and April, highlighted the very determined policy of the Fed to dramatically increase the money supply.

Before the shift, the weakening economy and deteriorating equity market had caused a flight to quality that fueled demand for shorter-duration issues and steepened the long-term yield curve. The short end of the yield curve had inverted, with yields in three-month maturities rising to nearly 5.9%. This benefited cash investors, particularly those who favored maturities of less than six months. Credit concerns continued, as even blue chip companies experienced earnings and cash flow problems, and yields on their commercial paper rose by as much as 50 or 75 basis points. Investors in high quality government and commercial paper tended to avoid the ensuing volatility and kept returns above the declining short-term market rates.

When the Federal Reserve Board signaled a change in bias, we immediately bought six-month securities, locking in rates that temporarily sheltered the portfolio from rate declines as the inverted short end of the yield curve reverted to its normal shape. As those securities mature, yields on this portfolio will exhibit an inevitable decline.

We concentrated in commercial paper, which paid a significant premium over government and other sectors, but we maintained meticulous control over the quality of issues. Commercial paper ended the period at 69.2% of the portfolio. In March and April, government agency securities offered similar rates to corporate debt and rose to be 8.3% of the portfolio.

As of April 30, 2001, Institutional Cash Fund had a 4.75% 7-day current yield and a 4.86% 7-day effective yield. In our view, these yields represent attractive real rates of return (yield above the prevailing inflation rate) for money market funds.



                                /s/ Ted Giuliano

                             /s/ Josephine Mahaney


                       TED GIULIANO AND JOSEPHINE MAHANEY

                              PORTFOLIO CO-MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
NEUBERGER BERMAN INSTITUTIONAL CASH FUND(5)                              FOR THE 7 DAYS ENDED 4/30/01

                                                         INCEPTION           CURRENT        EFFECTIVE
                                                              DATE          YIELD(4)          YIELD(4)
TRUST CLASS                                               5/8/2000             4.75%            4.86%

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


ENDNOTES

     1. Neuberger Berman Management Inc. ("Management ") voluntarily bears certain operating expenses in excess of 0.41% of the average daily net assets per annum of the Fund. This arrangement can be terminated upon 60 days' prior written notice to the fund.

     2. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

     3. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in the Fund will fluctuate.

SCHEDULE OF INVESTMENTS   Institutional Cash Fund
--------------------------------------------------

PRINCIPAL AMOUNT                                                                   RATING                     VALUE (1)
(000's omitted)                                                              Moody's       S&P      (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (7.9%)
$ 20,000 Fannie Mae, Disc. Notes, 4.52%, due 9/13/01                           AGY         AGY           $   19,661
  60,000 Fannie Mae, Disc. Notes, 4.33%, due 9/27/01                           AGY         AGY               58,925
  15,000 Freddie Mac, Disc. Notes, 4.58%, due 7/11/01                          AGY         AGY               14,865
  30,000 Freddie Mac, Disc. Notes, 4.53%, due 9/13/01                          AGY         AGY               29,490
                                                                                                         ----------
         TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                            122,941
                                                                                                         ----------

ASSET-BACKED COMMERCIAL PAPER (19.4%)
  70,000 Asset Securitization Cooperative Corp., 4.95% - 5.05%,
         due 5/3/01 - 5/7/01                                                   P-1        A-1+               69,970
  25,000 Corporate Asset Funding Corp., 4.83%, due 5/22/01                     P-1        A-1+               24,931
  25,000 Corporate Receivables Corp., 4.84%, due 5/25/01                       P-1        A-1+               24,919
   6,923 Enterprise Funding Corp., 4.21%, due 7/25/01                          P-1        A-1+                6,854
  45,000 Govco, Inc., 4.22% & 4.81%, due 6/15/01 & 7/26/01                     P-1        A-1+               44,628
  51,132 Monte Rosa Capital Corp., 4.96% & 5.00%,
         due 5/7/01 & 5/14/01                                                  P-1        A-1+               51,066
  22,699 Receivables Capital Corp., 4.42%, due 5/25/01                         P-1        A-1+               22,632
  50,000 Surrey Funding Corp., 4.97% & 5.07%, due 5/10/01                      P-1        A-1+               49,937
   8,000 Windmill Funding Corp., 4.44%, due 5/16/01                            P-1        A-1+                7,985
                                                                                                         ----------
         TOTAL ASSET-BACKED COMMERCIAL PAPER                                                                302,922
                                                                                                         ----------

CORPORATE COMMERCIAL PAPER (49.6%)
  25,000 Anheuser-Busch Cos., Inc., 4.20%, due 7/24/01                         P-1         A-1               24,755
  25,000 ANZ (Delaware), Inc., 4.23%, due 7/25/01                              P-1        A-1+               24,750
  15,000 AWB (Finance) Ltd., 4.76%, due 6/5/01                                 P-1        A-1+               14,930
  10,000 Barclays U.S. Funding Corp., 4.46%, due 5/15/01                       P-1        A-1+                9,983
  25,000 Canadian Wheat Board, Canada, 6.26%, due 5/7/01                       P-1        A-1+               24,974
  21,805 Deutsche Bank Financial, Inc., 4.50% & 4.60%, due 8/24/01             P-1        A-1+               21,491
  25,000 Diageo Capital PLC, 6.265%, due 5/4/01                                P-1         A-1               24,987
   4,000 Dow Jones & Co., Inc., 6.31%, due 6/1/01                              P-1        A-1+                3,978
  25,000 Eksportfinans ASA, 4.42%, due 5/23/01                                 P-1        A-1+               24,932
  12,500 Electricite de France, 4.22%, due 7/20/01                             P-1        A-1+               12,383
  55,000 Exxon Mobil Corp., 4.31% & 4.65%, due 5/1/01 & 5/24/01                P-1        A-1+               54,931
  60,000 General Electric Capital Corp., 4.43% & 6.24%,
         due 5/11/01 & 9/17/01                                                 P-1        A-1+               59,511
  40,000 Gillette Co., 4.65%, due 5/1/01                                       P-1        A-1+               40,000
  70,000 Goldman Sachs Group, L.P., 4.20% - 6.20%,
         due 5/1/01 - 8/17/01                                                  P-1        A-1+               69,650
  50,000 Halifax PLC, 4.22%, due 7/20/01                                       P-1        A-1+               49,532
  24,500 International Lease Finance Corp., 4.23%, due 7/20/01                 P-1        A-1+               24,270
  18,500 KFW International Finance, 4.47% - 6.30%,
         due 5/8/01 - 9/11/01                                                  P-1        A-1+               18,330
  70,000 Lloyd's Bank PLC, 4.75% & 6.26%, due 5/8/01 & 6/11/01                 P-1        A-1+               69,810
  30,000 Merck & Co., Inc., 4.33%, due 5/29/01                                 P-1        A-1+               29,899
  20,000 National Australia Funding Delaware, Inc., 5.15%, due 5/23/01         P-1        A-1+               19,937
  10,000 Paccar Financial Corp., 5.17%, due 5/24/01                            P-1        A-1+                9,967
  50,000 Panasonic Finance (America), 4.65% & 5.00%, due 5/1/01                P-1        A-1+               50,000
  25,000 Quincy Capital Corp., 4.47%, due 5/23/01                              P-1        A-1+               24,932
  19,000 UBS Finance (Delaware), Inc., 4.73%, due 6/11/01                      P-1        A-1+               18,898
  16,000 USAA Capital Corp., 4.42%, due 5/1/01                                 P-1        A-1+               16,000

See Notes to Schedule of Investments

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


SCHEDULE OF INVESTMENTS   Institutional Cash Fund cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                   RATING                     VALUE (1)
(000's omitted)                                                              Moody's      S&P       (000's omitted)
$ 21,000 Washington Post Co., 4.68% & 6.31%,
         due 5/18/01 & 6/18/01                                                 P-1        A-1+           $   20,892
  12,000 Westpac Capital Corp., 4.70%, due 7/9/01                              P-1        A-1+               11,892
                                                                                                         ----------
         TOTAL CORPORATE COMMERCIAL PAPER                                                                   775,614
                                                                                                         ----------

TAXABLE REVENUE BONDS (1.3%)
     870 California Housing Finance Agency Home Mortgage Rev.
         Bonds, Ser. 1998 Q, 4.55%, VRDN due 8/1/29                           VMIG1       A-1+                  870
  11,300 Florida Housing Finance Corp., Rev. Bonds, Ser. 1999 A,
         4.55%, VRDN due 1/1/34                                               VMIG1       A-1+               11,300
   5,800 Florida Housing Finance Corp., Rev. Bonds, Ser. 2000 A,
         4.55%, VRDN due 1/1/45                                               VMIG1       A-1+                5,800
   1,200 Los Angeles (CA) Multi-Family Housing Rev. Bonds
         (Fountain Park Proj.), Ser. 1999 Q, 4.50%, VRDN due 4/15/33          VMIG1       A-1+                1,200
   2,000 Riverside Co. (CA) Cert. Of Participation, Ser. 1997, 4.65%,
         VRDN due 11/1/27                                                     VMIG1       A-1+                2,000
                                                                                                         ----------
         TOTAL TAXABLE REVENUE BONDS                                                                         21,170
                                                                                                         ----------

ASSET-BACKED SECURITIES (3.6%)
   5,572 Chase Manhattan Auto Insurance Owner Trust, 2000-A,
         6.47%, due 12/17/01                                                   P-1        A-1+                5,572
   8,246 Ford Credit Auto Owner Trust, 2000-G, 6.688%, due 8/15/01             P-1        A-1+                8,247
   2,220 Ford Credit Auto Owner Trust, 2001-A, 5.494%, due 10/15/01            P-1        A-1+                2,220
   3,908 Honda Auto Receivables Owner Trust, 2000-1, 6.711%,
         due 11/15/01                                                          P-1        A-1+                3,908
  11,258 Honda Auto Receivables Owner Trust, 2001-1, 5.27%,
         due 3/18/02                                                           P-1        A-1+               11,258
     716 Navistar Financial Owner Trust, 2000-B, 6.73%, due 11/15/01           P-1        A-1+                  716
   4,021 Nissan Auto Receivables Owner Trust, 2000-C, 6.70%,
         due 11/15/01                                                          P-1        A-1+                4,021
   6,175 Nissan Auto Receivables Owner Trust, 2001-A, 5.523%,
         due 1/15/02                                                           P-1        A-1+                6,174
  15,000 Nissan Auto Receivables Owner Trust, 2001-B, 4.743%,
         due 5/15/02                                                           P-1        A-1+               15,000
                                                                                                         ----------
         TOTAL ASSET-BACKED SECURITIES                                                                       57,116
                                                                                                         ----------

CERTIFICATES OF DEPOSIT (15.0%)
  50,000 ABN Amro Bank, Yankee CD, 6.00%, due 5/4/01                           P-1        A-1+               50,000
  45,000 Canadian Imperial Bank of Commerce, Yankee CD, 6.545%,
         due 5/31/01                                                           P-1        A-1+               45,000
  40,000 Dresdner Bank AG, Yankee CD, 4.30%, due 7/20/01                       P-1        A-1+               40,004
  50,000 Rabobank Nederland, Yankee CD, 6.30%, due 6/11/01                     P-1        A-1+               50,000
   5,000 Rabobank Nederland, Yankee CD, 4.75%, due 6/21/01                     P-1        A-1+                5,000
  20,000 Toronto-Dominion Bank, Yankee CD, 6.33%, due 6/11/01                  P-1        A-1+               20,000
  25,000 Westdeutsche Landesbank Girozentrale, Yankee CD, 4.22%,
         due 8/20/01                                                           P-1        A-1+               25,000
                                                                                                         ----------
         TOTAL CERTIFICATES OF DEPOSIT                                                                      235,004
                                                                                                         ----------

FUNDING AGREEMENTS (2.6%)
  15,000 Hartford Life Insurance Co., Variable Rate Funding Agreement,
         4.4738%, expiring 7/31/01                                             P-1         A-1            15,000
  25,000 Travelers Insurance Co., Variable Rate Funding Agreement,
         4.1425%, expiring 2/12/02                                             P-1        A-1+            25,000
                                                                                                      ----------
         TOTAL FUNDING AGREEMENTS                                                                         40,000
                                                                                                      ----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS  Institutional Cash Fund cont'd
--------------------------------------------------------

PRINCIPAL AMOUNT                                                                   RATING                     VALUE (1)
(000's omitted)                                                              Moody's       S&P      (000's omitted)
REPURCHASE AGREEMENTS (0.4%)
$  6,715 State Street Bank and Trust Co. Repurchase Agreement, 4.57%,
         due 5/1/01, dated 4/30/01, Maturity Value $6,715,852,
         Collateralized by $6,830,000 Freddie Mac, Medium-Term Notes,
         5.77%, due 2/23/04 (Collateral Value $6,919,459)                                                $    6,715
                                                                                                         ----------

         TOTAL INVESTMENTS (99.8%)                                                                        1,561,482

         Cash, receivables and other assets, less liabilities (0.2%)                                          3,149
                                                                                                         ----------

         TOTAL NET ASSETS (100.0%)                                                                       $1,564,631
                                                                                                         ----------









See Notes to Schedule of Investments

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS
---------------------------------


     1 Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.












See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------

                                                                                                                    ---------------
                                                                                                                      INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                                                                  CASH
(000's omitted except per share amounts)                                                                                       FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT VALUE* (NOTE A)--SEE SCHEDULE
     OF INVESTMENTS                                                                                                      $1,561,482
     Cash                                                                                                                         2
------------------------------------------------------------------------------------------------------------------------------------
     Interest receivable                                                                                                      4,398
     Prepaid expenses                                                                                                           197
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,566,079

LIABILITIES
     Payable for securities purchased                                                                                         1,000
------------------------------------------------------------------------------------------------------------------------------------
     Payable to investment manager (Note B)                                                                                     139
     Payable to administrator (Note B)                                                                                          214
------------------------------------------------------------------------------------------------------------------------------------
     Accrued expenses                                                                                                            95
                                                                                                                              1,448
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                                                                                      $1,564,631

NET ASSETS CONSIST OF:
     Par value                                                                                                           $    1,565
     Paid-in capital in excess of par value                                                                               1,563,066
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                                                                                      $1,564,631

SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)                                                         1,564,631
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                                      $1.00

*COST OF INVESTMENTS                                                                                                     $1,561,482




See Notes to Financial Statements

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)


STATEMENT OF OPERATIONS
------------------------

                                                                                                                    ---------------
                                                                                                                      INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                                                                  CASH
(000's omitted)                                                                                                                FUND
INVESTMENT INCOME
Interest income                                                                                                             $44,188

EXPENSES:
Investment management fee (Note B)                                                                                              729
------------------------------------------------------------------------------------------------------------------------------------
Administration fee (Note B)                                                                                                   1,092
Shareholder servicing agent fees                                                                                                  1
------------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                                                                                    19
Custodian fees (Note B)                                                                                                         108
------------------------------------------------------------------------------------------------------------------------------------
Insurance expense                                                                                                                 3
Legal fees                                                                                                                       28
------------------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                                      24
Miscellaneous                                                                                                                    62
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                                2,066
Expenses reduced by custodian fee expense offset arrangement (Note B)                                                            (1)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                                            2,065
Net investment income (loss)                                                                                                 42,123
------------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                                                                            6
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                             $42,129









See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                                    INSTITUTIONAL CASH FUND
                                                                                              -----------------------------------

                                                                                                                   Period from
                                                                                                 Six Months        May 8, 2000
                                                                                                      Ended      (Commencement
                                                                                                  April 30,  of Operations) to
NEUBERGER BERMAN INCOME FUNDS                                                                          2001        October 31,
(000's omitted)                                                                                 (Unaudited)               2000
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)                                                                        $42,123            $12,046
Net realized gain (loss) on investments                                                                   6                 (6)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                      42,129             12,040

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                               (42,123)           (12,046)
---------------------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                                         4,411,054            871,181
Proceeds from reinvestment of dividends                                                              42,047             12,035
---------------------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                                     (3,523,870)          (247,816)
Net increase (decrease) from Fund share transactions                                                929,231            635,400
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                                               929,237            635,394

NET ASSETS:

Beginning of period                                                                                 635,394                 --
---------------------------------------------------------------------------------------------------------------------------------
End of period                                                                                    $1,564,631           $635,394

NUMBER OF FUND SHARES:

Sold                                                                                              4,411,054            871,181
---------------------------------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends                                                                  42,047             12,035
Redeemed                                                                                         (3,523,870)          (247,816)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                       929,231            635,400






See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


NOTES TO FINANCIAL STATEMENTS   Income Funds
---------------------------------------------


       NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    1 GENERAL: Neuberger Berman Institutional Cash Fund (the "Fund") is a separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund had no operations until May 8, 2000, other than matters relating to its organization and registration as a series of the Trust. The Fund offers Trust Class shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

       The assets of the Fund belong only to that Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

       Through the close of business on February 9, 2001, the Fund was organized as a "feeder" fund in a "master-feeder" structure. Accordingly, the Fund invested its assets in Neuberger Berman Institutional Money Market Portfolio of Income Managers Trust (the "Portfolio") sponsored by Neuberger Berman Management Inc. ("Management"), having the same investment objective and policies as the Fund.

       After the close of business on February 9, 2001, in a tax-free reorganization, the Fund redeemed its interest, in-kind, in the Portfolio and re-designated all of its outstanding shares as Trust Class shares. This transaction resulted in the conversion of the "master-feeder" structure to a multiple class structure.

       The reorganization, which represented a change in corporate form, had no effect on the net assets or net asset value per share of the Fund. As a result of the reorganization, certain items in the Statement of Changes in Net Assets for the period ended October 31, 2000 have been reclassified to conform to the current year presentation.

       The investment objective, policies and limitations of the Fund are identical to those of the Portfolio under the prior master/feeder structure, and the underlying shareholders' interest in the Portfolio has not changed as a result of this reorganization.

       It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

       The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.


    2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Fund's Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS   Income Funds  cont'd
-----------------------------------------------------


    3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    4 FEDERAL INCOME TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

    5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

       The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. The Fund's expenses (other than those specific to a class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

    7 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

    8 INCOME RECOGNITION: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


       Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

    9 OTHER: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated pro rata among its respective classes.


       NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

       The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.10% of the Fund's average daily net assets.

       The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Trust Class of the Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets.

       Management has voluntarily undertaken to reimburse the Trust Class of the Fund for its operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.41% per annum of its average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Trust Class of the Fund. For the six months ended April 30, 2001, no reimbursement was required.

       Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

       The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Trust Class of the Fund.

       The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,428.


       NOTE C--SECURITIES TRANSACTIONS:

       All securities transactions for the Fund were short-term.

NOTES TO FINANCIAL STATEMENTS   Income Funds  cont'd
-----------------------------------------------------


       NOTE D--LINE OF CREDIT:

       At April 30, 2001, the Fund was one of the holders of a single committed, unsecured $200,000,000 line of credit with State Street Bank and Trust Company, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at April 30, 2001. During the six months ended April 30, 2001, the Fund had not utilized this line of credit.


       NOTE E--UNAUDITED FINANCIAL INFORMATION:

       The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


FINANCIAL HIGHLIGHTS  Institutional Cash Fund (1)
---------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                      PERIOD FROM
                                                                                             SIX MONTHS ENDED     MAY 8, 2000 (2)
                                                                                                    APRIL 30,      TO OCTOBER 31,
                                                                                             ------------------  ------------------

                                                                                                         2001                2000
                                                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $1.0000             $1.0000
                                                                                                     --------            --------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                                                            .0288               .0307
                                                                                                     --------            --------
LESS DISTRIBUTIONS
DIVIDENDS (FROM NET INVESTMENT INCOME)                                                                 (.0288)             (.0307)
                                                                                                     --------            --------
NET ASSET VALUE, END OF PERIOD                                                                        $1.0000             $1.0000
                                                                                                     --------            --------
TOTAL RETURN(3)(4)                                                                                     + 2.92%             + 3.11%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                                                              $1,564.6              $635.4
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS(5)(6)                                                       .28%                .36%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS(6)                                                            .28%                .35%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(6)                                           5.78%               6.45%







See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS
------------------------------


          1 The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses through February 9, 2001 under the prior master/feeder fund structure.

          2    The date investment operations commenced.

          3 Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

          4    Not annualized.

          5 The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

          6    Annualized.

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


REPORT OF VOTES OF SHAREHOLDERS
--------------------------------

A special meeting of shareholders of Neuberger Berman Institutional Cash Fund ("Trust") was held on October 31, 2000. Shareholders voted on the following matters: (1) To elect Trustees to serve on the Board of Trustees until their successors are duly elected and qualified; (2) To approve a change in the fundamental investment limitation regarding the portfolio diversification of each series; (3) To ratify the selection of independent auditors for each series; and (4) To approve an Agreement and Plan of Reorganization providing for the reorganization of the fund from a two-level master-feeder structure to a single-level multi-class structure.


PROPOSAL 1 - TO ELECT TRUSTEES TO SERVE ON THE BOARD OF TRUSTEES


Following are the Trustees elected at the meeting, some of whom are continuing their terms of office as Trustees, and the votes received by each, with the shareholders of the Trust voting as a whole. All fractional numbers are rounded to the nearest whole number.

                                           VOTES                     VOTES                     VOTES              ABSTENTIONS
  TRUSTEE*                                   FOR                   AGAINST                  WITHHELD
  JOHN CANNON                        519,766,451                         0                   177,629                      N/A
  FAITH COLISH                       519,766,451                         0                   177,629                      N/A
  WALTER G. EHLERS                   519,766,451                         0                   177,629                      N/A
  C. ANNE HARVEY                     519,766,451                         0                   177,629                      N/A
  BARRY HIRSCH                       519,766,451                         0                   177,629                      N/A
  MICHAEL M. KASSEN                  519,766,451                         0                   177,629                      N/A
  ROBERT A. KAVESH                   519,766,451                         0                   177,629                      N/A
  HOWARD A. MILEAF                   519,766,451                         0                   177,629                      N/A
  EDWARD I. O'BRIEN                  519,766,451                         0                   177,629                      N/A
  JOHN P. ROSENTHAL                  519,766,451                         0                   177,629                      N/A
  WILLIAM E. RULON                   519,766,451                         0                   177,629                      N/A
  CORNELIUS T. RYAN                  519,766,451                         0                   177,629                      N/A
  TOM DECKER SEIP                    519,766,451                         0                   177,629                      N/A
  GUSTAVE SHUBERT                    519,766,451                         0                   177,629                      N/A
  CANDACE L. STRAIGHT                519,766,451                         0                   177,629                      N/A
  PETER E. SUNDMAN                   519,766,451                         0                   177,629                      N/A
  PETER P. TRAPP                     519,766,451                         0                   177,629                      N/A

The following table shows the shareholder votes of each series of the Trust with respect to proposals 2 and 3 listed above. All fractional numbers are rounded to the nearest whole number.


PROPOSAL 2 - TO APPROVE A CHANGE IN THE FUNDAMENTAL INVESTMENT LIMITATION REGARDING PORTFOLIO DIVERSIFICATION

                                           VOTES                     VOTES                     VOTES             ABSTENTIONS/
  FUND                                       FOR                   AGAINST                  WITHHELD       BROKER NON-VOTES**
  INSTITUTIONAL CASH                 331,015,397                   403,005                       N/A              188,525,678

PROPOSAL 3 - TO RATIFY THE SELECTION OF THE INDEPENDENT AUDITORS

                                           VOTES                     VOTES                     VOTES
  FUND                                       FOR                   AGAINST                  WITHHELD            ABSTENTIONS**
  INSTITUTIONAL CASH                 519,920,418                    12,193                       N/A                   11,469

PROPOSAL 4 - TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

                                            VOTES                     VOTES                     VOTES
   FUND                                       FOR                   AGAINST                  WITHHELD            ABSTENTIONS**
   INSTITUTIONAL CASH                 519,430,866                   403,842                       N/A                  109,372

* Mr. John T. Patterson, Jr. also was listed as a nominee in the proxy statement. He is deceased as of September 26, 2000.

** Broker Non-Votes - I.E., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter - were not counted for purposes of determining a quorum and had no effect on the outcome of any proxy proposal. Abstentions were counted as shares that were present and entitled to vote for purposes of determining a quorum and had a negative effect on the proposals. With respect to proposals 1, 3 and 4, there were no "broker non-votes," as brokers or nominees holding shares had authority to vote on those proposals as routine matters.

                                     NEUBERGER BERMAN APRIL 30, 2001 (UNAUDITED)


DIRECTORY
----------


INVESTMENT MANAGER, ADMINISTRATOR AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800



OFFICERS AND TRUSTEES
----------------------

John Cannon
TRUSTEE

Faith Colish
TRUSTEE

Walter G. Ehlers
TRUSTEE

C. Anne Harvey
TRUSTEE

Barry Hirsch
TRUSTEE

Robert A. Kavesh
TRUSTEE

Howard A. Mileaf
TRUSTEE

Edward I. O'Brien
TRUSTEE

John P. Rosenthal
TRUSTEE

William E. Rulon
TRUSTEE

Cornelius T. Ryan
TRUSTEE

Tom D. Seip
TRUSTEE

Gustave H. Shubert
TRUSTEE

Candace L. Straight
TRUSTEE

Peter P. Trapp
TRUSTEE

Peter E. Sundman
CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER AND TRUSTEE

Michael M. Kassen
PRESIDENT AND TRUSTEE

Robert Conti
VICE PRESIDENT

Brian P. Gaffney
VICE PRESIDENT

Frederic B. Soule
VICE PRESIDENT

Richard Russell
TREASURER

Claudia A. Brandon
SECRETARY

Barbara DiGiorgio
ASSISTANT TREASURER

Celeste Wischerth
ASSISTANT TREASURER

Stacy Cooper-Shugrue
ASSISTANT SECRETARY

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.





[NEUBERGER BERMAN LOGO]


 NEUBERGER BERMAN MANAGEMENT INC.
 605 Third Avenue 2nd Floor
 New York, NY 10158-0180
 SHAREHOLDER SERVICES
 800.877.9700
 INSTITUTIONAL SERVICES
 800.366.6264
 www.nbfunds.com




[RECYCLED SYMBOL] B0586 06/01